Discontinued Operations (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Loss from discontinued operations attributable to parent	$ (66)	$ 797	$ (286)	$ 2,235	$ (2,459)	$ (13,264)
Discontinued Operations, Held-for-sale [Member]
Schedule of Equity Method Investments [Line Items]
Loss from discontinued operations attributable to parent				$ 2,235		$ (13,264)